Derivatives - Notional Amounts (Details) £ in Millions, $ in Millions	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 728.0		£ 340.0
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $		$ 919		$ 411